PROVISIONS (Details 2) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Provisions [abstract]
Balances as of January 1,	$ 9,724	$ 59
Established provision	586	8,952
Provision released
Integration ItauCorpbanca		1,019
Others	(214)	(306)
Total	$ 10,096	$ 9,724